EXIT AND DISPOSAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2019
EXIT AND DISPOSAL ACTIVITIES
Disposal Groups, Including Discontinued Operations

Assets and liabilities of the discontinued operations

	December 31,
	2018	2019
ASSETS:
Cash and cash equivalents	$982,019	$845,199
Restricted cash	109,171	—
Notes receivable	1,524,747	64,629
Prepaid expenses and other current assets	23,889	15,341
Advances to suppliers	6,132	488
Amount due from related parties	2,367,657	—
Total current assets associated with discontinued operations	$5,013,615	$925,657
Long-lived assets held-for-sale	52,491,206	216,698
Total non-current assets associated with discontinued operations	$52,491,206	$216,698

LIABILITIES:
Short-term bank borrowings, including current portion of long-term bank borrowings	$10,176,600	$—
Accounts payable	685,569	541,696
Notes payable	109,171	—
Advances from customers	—	2,046
Payables for purchases of property, plant and equipment	1,074,155	359,119
Accrued expenses and other current liabilities	1,315,848	73,129
Amount due to related parties	5,314,587	187,882
Total current liabilities associated with discontinued operations	$18,675,930	$1,163,872
Deferred government subsidies	723,035	—
Total non-current liabilities associated with discontinued operations	$723,035	$—

Results of the discontinued operations

	Year ended December 31,
	2017	2018	2019

Revenues	$29,652,458	$7,112,528	$—
Cost of revenues	(29,960,870)	(9,510,064)	—
Gross loss	(308,412)	(2,397,536)	—
Operating (expenses) income:
Selling, general and administrative expenses	(1,621,977)	(2,723,335)	(147,057)
Research and development expenses	(204,658)	(608)	—
Long-lived assets impairment	(2,987,668)	(18,769,938)	—
Other operating income, net	3,019,556	1,928,362	1,485,183
Total operating income (expenses)	(1,794,747)	(19,565,519)	1,338,126
(Loss) income from operations	(2,103,159)	(21,963,055)	1,338,126
Interest expense	(1,743,124)	(1,074,251)	(78,728)
Interest income	22,716	22,794	1,391
Exchange gain (loss)	2,308	(17,669)	1
(Loss) income from discontinued operations, net of tax of nil	$(3,821,259)	$(23,032,181)	$1,260,790

All notes to the accompanying consolidated financial statements have been retrospectively adjusted to reflect the effect of the discontinued operations, where applicable.

Condensed cash flow of the discontinued operations

	Year ended December 31,
	2017	2018	2019

Net cash provided by operating activities	$5,048,042	$17,994,548	$1,010,130
Net cash (used in) provided by investing activities	(3,752,066)	616,988	1,456,521
Net cash used in financing activities	(8,742,573)	(16,778,925)	(2,650,931)